COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES
Rent expenses under operating leases	$ 4,461	$ 3,906	$ 3,005
Future minimum lease payments under non-cancellable operating lease agreements
2016	2,286
2017	1,258
2018	842
Total	$ 4,386